Accumulated other comprehensive income (loss), net of tax (Amounts Reclassified Out of Accumulated Other Comprehensive Income into Net Income) (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2025 JPY (¥)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	¥ 36,027	[1]
Tax effect	(8,533)	[2]
Net of tax before allocation to noncontrolling interests	27,494
Net of tax attributable to noncontrolling interests	0	[2]
Net of tax attributable to MHFG shareholders	27,494
Accumulated Net unrealized gains (losses) on available-for-sale securities | Investment gains (losses) net
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	(15,817)	[1]
Tax effect	5,586	[2]
Net of tax before allocation to noncontrolling interests	(10,231)
Net of tax attributable to noncontrolling interests	0	[2]
Net of tax attributable to MHFG shareholders	(10,231)
Accumulated Foreign currency translation adjustments | Foreign exchange gains (losses)—net Other noninterest income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	3,041	[1]
Tax effect	0	[2]
Net of tax before allocation to noncontrolling interests	3,041
Net of tax attributable to noncontrolling interests	(3)	[2]
Net of tax attributable to MHFG shareholders	3,038
Accumulated Defined Benefit Plans Adjustments | Salaries and employee benefits
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	49,385	[1]
Tax effect	(14,301)	[2]
Net of tax before allocation to noncontrolling interests	35,083
Net of tax attributable to noncontrolling interests	3	[2]
Net of tax attributable to MHFG shareholders	35,086
Accumulated Own Credit Risk Adjustments | Other Noninterest Income (Expenses)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	(582)	[1]
Tax effect	183	[2]
Net of tax before allocation to noncontrolling interests	(399)
Net of tax attributable to noncontrolling interests	0	[2]
Net of tax attributable to MHFG shareholders	¥ (399)

[1]	The financial statement line item in which the amounts in the before tax column are reported in the consolidated statements of income is listed to the right of the table.
[2]	The financial statement line items in which the amounts in the tax effect and the net of tax attributable to noncontrolling interest columns are reported in the consolidated statements of income are Income tax expense (benefit) and Net income (loss), respectively.